Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of restricted dhare award activity

The following table summarizes the Company’s restricted share award activity during the years ended December 31, 2018 and 2017:

	Restricted Shares	Weighted Average
	Common Stock	Grant Date Fair Value
Outstanding unvested at December 31, 2016	—	$—
Granted	430,227	0.92
Vested restricted shares	430,227	0.92
Forfeited	—	—
Outstanding unvested at December 31, 2017	—	—
Granted	79,014	0.93
Vested restricted shares	79,014	0.93
Forfeited	—	—
Outstanding unvested at December 31, 2018	—	$—

Schedule of warrant award activity

During 2018 the Company had the following warrant activity. During 2017 the Company had no warrant activity:

	Common Stock Warrants	Weighted Average Grant Date Fair Value
Outstanding unvested at December 31, 2015	250,000	$0.91
Granted	—	—
Exercised	—	—
Expired or forfeited	—	—
Outstanding unvested at December 31, 2016	250,000	0.91
Granted	50,000	0.93
Exercised	—	—
Expired or forfeited	—	—
Outstanding unvested at December 31, 2017	300,000	$0.91
Granted	1,685,000	0.58
Exercised	—	—
Expired or forfeited	50,000	0.93
Outstanding at December 31, 2018	1,935,000	$0.59
Vested at December 31, 2018	1,935,000	$0.59